CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- CONDENSED BALANCE SHEET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Current assets (liabilities)
Cash and cash equivalents	¥ 17,669	$ 2,489	¥ 15,351
Due from inter-companies	28,127	3,962	29,179
Due to related parties	18,629	2,624	30,269
Total current assets (liabilities)	81,540	11,485	58,143
Total assets (liabilities)	135,955	19,149	119,038
AND EQUITY
Total stockholders' equity (deficit)	(172,642)	(24,317)	(185,598)	¥ (85,462)	¥ (15,475)
Parent Company
Current assets (liabilities)
Cash and cash equivalents	6,394	901	8,900
Other receivables	235	33	273
Due from inter-companies	216,571	30,504	187,777
Due to related parties	696	98	717
Total current assets (liabilities)	223,896	31,536	197,667
Investment in unconsolidated subsidiaries	(356,347)	(50,191)	(338,339)
Total assets (liabilities)	(132,451)	(18,655)	(140,672)
AND EQUITY
Total stockholders' equity (deficit)	¥ (133,872)	$ (18,856)	¥ (140,672)